Consolidated Statements of Cash Flows, Direct - USD ($) $ in Thousands	12 Months Ended
	Dec. 31, 2020	Dec. 31, 2019	Dec. 31, 2018
Types of collection from operating activities
Collections from the sale of goods and services	$ 14,770,122	$ 18,408,759	$ 16,445,981
Collections from royalties, payments, commissions, and other revenue	36,171	38,223	48,659
Collections from premiums and services, annual payments, and other benefits from policies held	28,364	26,940	48,028
Other collections from operating activities	1,269,911	828,859	752,842
Types of payment in cash from operating activities
Payments to suppliers for goods and services	(8,185,560)	(9,343,478)	(8,597,388)
Payments to and on behalf of employees	(731,887)	(867,683)	(786,892)
Payments on premiums and services, annual payments, and other obligations from policies held	(13,014)	(11,723)	(11,345)
Other payments for operating activities	(4,013,788)	(5,723,433)	(5,227,832)
Interest paid	(4,675)	(8,343)
Cash flows from (used in) operating activities
Income taxes paid	(527,952)	(561,805)	(593,948)
Other cash inflows (outflows)	(202,182)	(258,805)	(233,540)
Net cash flows from (used in) operating activities	2,425,510	2,527,511	1,844,565
Cash flows from (used in) investing activities
Cash flows used to obtain control of subsidiaries or other businesses			(1,590,435)
Cash flows used in the purchase of non-controlling interests		(97,517)
Other collections from the sale of equity or debt instruments belonging to other entities	176,383	284,939	294,562
Other payments to acquire equity or debt instruments belonging to other entities	(215,626)	(245,390)	(335,668)
Proceeds from the sale of property, plant and equipment			1,000
Purchases of property, plant and equipment	(813,827)	(891,599)	(750,435)
Purchases of intangible assets	(739,664)	(767,291)	(790,184)
Payments from future, forward, option and swap contracts	(5,070)	(3,909)	(3,079)
Collections from future, forward, option and swap contracts	21,037	14,981	14,003
Dividends received	2,120	1,521	1,524
Interest received	43,400	111,730	99,648
Other cash inflows (outflows)	(4,369)	(7,263)	(10,125)
Net cash flows from (used in) investing activities	(1,535,616)	(1,599,798)	(3,069,189)
Cash flows from (used in) financing activities
Proceeds from issuance of shares		2,999,874
Total proceeds from loans	1,646,135	4,898,823	4,538,165
Proceeds from long-term loans	437,284	1,164,306	2,836,717
Proceeds from short-term loans	1,208,851	3,734,517	1,701,448
Loans from related parties	295,299		2,686,387
Payment of borrowings	(1,775,865)	(4,782,344)	(4,301,358)
Payment of lease liabilities	(77,292)	(59,177)	(31,619)
Payment of loans to related parties		(2,662,433)
Dividends paid	(1,057,692)	(723,983)	(591,958)
Interest paid	(326,703)	(614,599)	(439,552)
Other cash inflows (outflows)	109,583	120,935	7,001
Net cash flows from (used in) financing activities	(1,186,535)	(822,904)	1,867,066
Net increase (decrease) in cash and cash equivalents before effect of exchange rate changes	(296,641)	104,809	642,442
Effect of exchange rate changes on cash and cash equivalents
Effect of exchange rate changes on cash and cash equivalents	(135,363)	(70,097)	(210,920)
Net increase (decrease) in cash and cash equivalents	(432,004)	34,712	431,522
Cash and cash equivalents at beginning of period	1,938,997	1,904,285	1,472,763
Cash and cash equivalents at end of period	$ 1,506,993	$ 1,938,997	$ 1,904,285